EMPLOYEE BENEFITS - Key management personnel remuneration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Key management personnel remuneration [abstract]
Board fees paid	R 6.2	R 5.8	R 5.6
Salaries paid	67.3	61.7	53.6
Short term incentives relating to this cycle	63.6	31.5	22.5
Long term incentives paid during the cycle	41.5	15.5	2.8
Retrenchments	0.0	1.6	0.0
Total short term compensation	R 178.6	R 116.1	R 84.5